Company's Capital - Company's shares (Table) (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Common shares	58,387,313	55,039,143
General partner units	0	348,570
Treasury Shares	1,551,061	870,522
Total Company's shares	59,938,374	56,258,235